CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Sep. 30, 2019 USD ($)	Sep. 30, 2019 CNY (¥)	Sep. 30, 2018 CNY (¥)	Sep. 30, 2017 CNY (¥)
Net cash provided by operating activities	$ (8,756)	¥ (60,130)	¥ (10,045)	¥ (120,167)
Net cash (used in) financing activities	7,578	53,599	(35,376)	47,008
Net increase in cash and cash equivalents	(149)	(2,848)	(2,170)	43,620
Cash and cash equivalents, beginning of year	289	1,990	3,245	54,509
Effect of exchange rate changes on cash and cash equivalents	15	(1,640)	(3,425)	(7,644)
Cash and cash equivalents, end of the year	452	3,198	1,990	3,245
Parent Company [Member]
Net cash provided by operating activities	19,883	1,845	3,345	20,456
Net cash (used in) financing activities				(13,376)
Net increase in cash and cash equivalents	19,883	1,845	3,345	7,080
Cash and cash equivalents, beginning of year	7	47	17	581
Effect of exchange rate changes on cash and cash equivalents	(232)	(1,640)	(3,315)	(7,644)
Cash and cash equivalents, end of the year	$ 36	¥ 252	¥ 47	¥ 17